UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 121.5%
Corporate — 10.9%
Essex County Industrial Development
Agency, Refunding RB, International
Paper, Series A, AMT, 5.20%,
12/01/23	$1,000	$1,033,070
Jefferson County Industrial Development
Agency New York, Refunding RB, Solid
Waste, Series A, AMT, 5.20%,
12/01/20	500	517,985
New York City Industrial Development
Agency, RB, AMT:
British Airways Plc Project,
7.63%, 12/01/32	1,000	1,025,000
Continental Airlines, Inc.
Project, 8.38%, 11/01/16	1,000	1,004,990
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT (a):
5.50%, 1/01/18	1,000	1,100,050
5.50%, 1/01/24	1,000	1,069,940
New York State Energy Research &
Development Authority, Refunding RB
(NPFGC):
Brooklyn Union Gas/Keyspan,
Series A, AMT, 4.70%,
2/01/24	500	527,740
Rochester Gas & Electric
Corp., Series C, 5.00%,
8/01/32 (a)	1,000	1,099,720
		7,378,495
County/City/Special District/School District — 17.8%
Amherst Development Corp., Refunding
RB, University at Buffalo Foundation
Faculty-Student Housing Corp.,
Series A (AGM), 4.00%, 10/01/24	1,000	1,075,090
City of New York New York, GO:
Sub-Series G-1, 5.00%,
4/01/28	750	899,475
Sub-Series I-1, 5.13%,
4/01/25	750	912,525
City of New York New York, GO,
Refunding:
Series B, 5.00%, 8/01/30	1,000	1,195,020
Series E, 5.00%, 8/01/27	600	719,820
Hudson New York Yards Infrastructure
Corp., Refunding RB, Series A, 5.75%,
2/15/47	1,000	1,180,680
New York City Industrial Development
Agency, RB, PILOT, Queens Baseball
Stadium (AMBAC), 5.00%, 1/01/31	1,500	1,541,880
New York City Industrial Development
Agency, Refunding RB, AMT:
Terminal One Group
Association Project, 5.50%,
1/01/21 (a)	250	270,388

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District
(concluded)
New York City Industrial Development
Agency, Refunding RB, AMT
(concluded):
Transportation Infrastructure
Properties LLC, Series A,
5.00%, 7/01/22	$500	$538,485
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-3,
5.00%, 1/15/23	575	673,986
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC), 5.00%,
11/15/35	120	130,908
New York Liberty Development Corp.,
Refunding RB:
4 World Trade Center Project,
5.00%, 11/15/31	1,000	1,166,780
Second Priority, Bank of
America Tower at One
Bryant Park Project, 5.63%,
7/15/47	1,000	1,128,810
United Nations Development Corp. New
York, Refunding RB, Series A, 4.25%,
7/01/24	500	549,865
		11,983,712
Education — 16.6%
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
Series A, 5.00%, 3/01/21	1,000	1,150,910
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM),
4.00%, 11/01/18	880	1,006,861
Convent of the Sacred Heart (AGM),
5.00%, 11/01/21	120	141,367
Fordham University, Series A,
5.25%, 7/01/25	500	600,705
Haverstraw King's Daughters
Public Library, 5.00%,
7/01/26	1,015	1,197,304
Mount Sinai School of
Medicine, 5.50%, 7/01/25	1,000	1,154,900
Mount Sinai School of Medicine,
Series A (NPFGC), 5.15%,
7/01/24	570	663,759
New York State Dormitory Authority,
Refunding RB:
NYU, Series A, 5.00%,
7/01/37	600	694,026
Saint John's University, Series
A, 5.00%, 7/01/27	220	260,529
The Culinary Institute of
America, 5.00%, 7/01/28	500	564,100

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2012 1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (concluded)
Schenectady County Capital Resource
Corp., Refunding RB Union College:
5.00%, 7/01/32	$940	$1,099,283
4.25%, 7/01/33	845	905,882
Schenectady County Industrial
Development Agency, Refunding RB,
Union College Project, 5.00%,
7/01/26	1,000	1,127,830
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, 5.25%,
3/01/21	600	632,364
		11,199,820
Health — 20.5%
Dutchess County Industrial
Development Agency, RB, Vassar
Brothers Medical Center (AGC),
5.00%, 4/01/21	215	254,702
Dutchess County Local Development
Corp., Refunding RB, Health Quest
System, Inc., Series A (AGM), 5.25%,
7/01/25	1,000	1,150,100
Erie County Industrial Development
Agency, RB, Episcopal Church Home,
Series A, 5.88%, 2/01/18	725	726,240
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 4.75%, 12/01/14	215	215,247
New York City Industrial Development
Agency, RB, PSCH, Inc. Project,
6.20%, 7/01/20	1,415	1,421,820
New York State Dormitory Authority, RB:
New York State Association for
Retarded Children, Inc.,
Series A, 5.30%, 7/01/23	450	517,086
North Shore-Long Island
Jewish Health System,
Series A, 5.25%, 5/01/25	780	807,222
NYU Hospitals Center,
Series A, 5.00%, 7/01/22	1,000	1,144,520
NYU Hospitals Center,
Series B, 5.25%, 7/01/24	405	444,022
New York State Dormitory Authority,
Refunding RB:
Mount Sinai Hospital, Series A,
4.25%, 7/01/23	250	272,688
North Shore-Long Island
Jewish Health System,
Series A, 5.00%, 5/01/32	500	561,375
North Shore-Long Island
Jewish Health System,
Series E, 5.00%, 5/01/22	650	744,152

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (concluded)
New York State Dormitory Authority,
Refunding RB (concluded):
Teachers College, Series A,
5.00%, 7/01/31	$375	$439,234
Saratoga County Industrial Development
Agency New York, Refunding RB, The
Saratoga Hospital Project, Series A
(Radian), 4.38%, 12/01/13	365	376,074
Suffolk County Industrial Development
Agency New York, Refunding RB,
Jefferson's Ferry Project, 4.63%,
11/01/16	800	854,872
Westchester County Healthcare Corp.
New York, Refunding RB, Senior Lien:
5.00%, 11/01/30	250	277,923
Series A, 5.00%, 11/01/24	910	1,029,356
Series B, 6.00%, 11/01/30	240	288,038
Westchester County Industrial
Development Agency New York, RB:
Kendal on Hudson Project,
Series A, 6.38%, 1/01/24	1,000	1,001,670
Special Needs Facilities
Pooled Program, Series D-1,
6.80%, 7/01/19	515	523,116
Yonkers Industrial Development Agency
New York, RB, Sacred Heart
Associations Project, Series A, AMT
(SONYMA), 4.80%, 10/01/26	750	792,127
		13,841,584
Housing — 8.8%
New York City Housing Development
Corp., RB, Series H-2-A, AMT, 5.00%,
11/01/30	780	815,934
New York Mortgage Agency, Refunding
RB, AMT:
Homeowner Mortgage, Series
130, 4.75%, 10/01/30	2,500	2,553,700
Series 133, 4.95%, 10/01/21	395	411,997
Series 143, 4.85%, 10/01/27	500	520,940
Yonkers EDC, Refunding RB, Riverview II
(Freddie Mac), 4.50%, 5/01/25	1,500	1,625,985
		5,928,556
State — 15.1%
Buffalo & Erie County Industrial Land
Development Corp., Refunding RB,
Buffalo State College Foundation
Housing, 6.00%, 10/01/31	1,000	1,223,320
Metropolitan Transportation Authority,
Refunding RB, Series D, 4.00%,
11/15/32	1,000	1,058,520
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/30	1,290	1,410,331

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2012 2

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
State (concluded)
New York State Dormitory Authority,
LRB, Municipal Health Facilities, Sub-
Series 2-4, 5.00%, 1/15/27	$600	$666,576
New York State Dormitory Authority, RB:
Education, Series D, 5.00%,
3/15/31	500	565,765
School Districts Financing
Program, Series C, 5.00%,
10/01/26	1,360	1,617,162
New York State Dormitory Authority,
Refunding RB, Department of Health,
Series A (CIFG), 5.00%, 7/01/25	1,500	1,641,870
New York State Thruway Authority,
Refunding RB, Series A-1, 5.00%,
4/01/22	1,000	1,205,030
New York State Urban Development
Corp., RB, State Personal Income Tax,
Series A, 3.50%, 3/15/28	750	798,728
		10,187,302
Tobacco — 1.5%
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed
Series B-1C, 5.50%, 6/01/22	1,000	1,028,660
Transportation — 17.5%
Metropolitan Transportation Authority,
RB:
Series A (NPFGC), 5.00%,
11/15/24	2,000	2,305,880
Series B (NPFGC), 5.25%,
11/15/19	860	1,063,425
Sub-Series B-1, 5.00%,
11/15/24	460	564,415
Sub-Series B-4, 5.00%,
11/15/24	300	368,097
Transportation, Series A,
5.00%, 11/15/27	1,000	1,170,250
Metropolitan Transportation Authority,
Refunding RB:
Series B, 5.25%, 11/15/25	750	916,778
Series F, 5.00%, 11/15/30	500	582,820
Series F (AGM), 4.00%, 11/15/30	500	537,220
Port Authority of New York & New Jersey,
RB, JFK International Air Terminal,
5.00%, 12/01/20	1,000	1,154,230
Port Authority of New York & New Jersey,
Refunding RB, AMT:
152nd Series, 5.00%,
11/01/23	500	563,905
Consolidated, 138th Series,
4.75%, 12/01/30	205	213,987
Consolidated, 152nd Series,
5.00%, 11/01/24	1,000	1,112,410

	Par (000)	Value
Municipal Bonds
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority,
Refunding RB, Series A, 5.00%,
1/01/27	$1,000	$1,208,190
		11,761,607
Utilities — 12.8%
Long Island Power Authority, Refunding
RB:
Series A, 5.50%, 4/01/24	875	1,052,126
Series D (NPFGC), 5.00%, 9/01/25	2,000	2,249,360
New York City Municipal Water Finance
Authority, Refunding RB:
Series DD, 5.00%, 6/15/32	500	574,530
Series EE, 5.00%, 6/15/34	3,000	3,522,810
New York State Environmental Facilities
Corp., Refunding RB, NYC Municipal
Water, 5.00%, 6/15/31	1,000	1,205,710
		8,604,536
Total Municipal Bonds in New York		81,914,272

Puerto Rico — 8.7%
Housing — 2.5%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	1,570	1,709,699
State — 0.8%
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/28	500	545,195
Transportation — 5.4%
Puerto Rico Highway & Transportation
Authority, RB, Series Y (AGM), 6.25%,
7/01/21	3,000	3,597,300
Total Municipal Bonds in Puerto Rico		5,852,194

US Virgin Islands — 1.6%
State — 1.6%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Matching Fund Loan
Note, Series A, 5.25%, 10/01/24	1,000	1,060,800
Total Municipal Bonds – 131.8%		88,827,266

Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (b)
New York — 18.5%
County/City/Special District/School District — 6.8%
City of New York New York, GO:
Sub-Series B-1, 5.25%,
9/01/22	750	918,038

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2012 3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (b)
New York (concluded)
County/City/Special District/School District
(concluded)
City of New York New York, GO
(concluded):
Sub-Series I-1, 5.50%,
4/01/21	$1,499	$1,875,843
New York State Urban Development
Corp., Refunding RB, Service Contract,
Series B, 5.00%, 1/01/21	1,499	1,777,153
		4,571,034
Transportation — 4.9%
Port Authority of New York & New Jersey,
RB, Consolidated, Series 169, AMT:
5.00%, 10/15/21	2,000	2,429,560
5.00%, 10/15/26	750	870,218
		3,299,778
Utilities — 6.8%
New York City Municipal Water Finance
Authority, Refunding RB:
Second General Resolution,
Series HH, 5.00%, 6/15/32	1,560	1,826,448
Series A, 4.75%, 6/15/30	1,500	1,688,550
Suffolk County Water Authority,
Refunding RB, 3.00%, 6/01/25	1,006	1,042,886
		4,557,884
Total Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts – 18.5%		12,428,696
Total Long-Term Investments
(Cost – $92,668,124) – 150.3%		101,255,962

	Shares

Short-Term Securities
BIF New York Municipal Money Fund,
0.00% (c)(d)	745,093	745,093
Total Short-Term Securities
(Cost – $745,093) – 1.1%		745,093
Total Investments (Cost - $93,413,217*) – 151.4%		102,001,055
Other Assets Less Liabilities – 1.7%		1,191,468
Liability for TOB Trust Certificates, Including
Interest Expense and Fees Payable – (9.2)%		(6,211,277)
VRDP Shares, at Liquidation Value – (43.9)%		(29,600,000)
Net Assets Applicable to Common Shares – 100.0%		$67,381,246

* As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$87,584,812
Gross unrealized appreciation	$8,589,578

Gross unrealized depreciation	(381,734)
Net unrealized appreciation	$8,207,844

(a)	Variable rate security. Rate shown is as of report date.
(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BIF New York
Municipal
Money Fund	480,082	265,011	745,093	$4

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2012 4

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$101,255,962	—	$101,255,962
Short-Term
Securities	$745,093	—	—	745,093
Total	$745,093	$101,255,962	—	$102,001,055

[1]	See above Schedule of Investments for values in each sector or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(46,273)	—	$(46,273)
TOB trust
certificates	—	(6,208,399)	—	(6,208,399)
VRDP
Shares	—	(29,600,000)	—	(29,600,000)
Total	—	$(35,854,672)	—	$(35,854,672)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2012 5

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 21, 2012